REVENUE AND OTHER OPERATING INCOME - Schedule of Lease and Non-Lease Components of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	$ 1,027,738	$ 1,093,522	$ 1,032,688
Non-lease	937,366	956,863	769,496
Total	1,965,104	2,050,385	1,802,184
Voyage charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	974,557	1,029,163	982,818
Non-lease	908,225	925,872	740,399
Total	1,882,782	1,955,035	1,723,217
Time charter revenues
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	53,181	64,359	49,870
Non-lease	18,985	20,714	13,901
Total	72,166	85,073	63,771
Administrative income
Disclosure of disaggregation of revenue from contracts with customers [line items]
Lease	0	0	0
Non-lease	10,156	10,277	15,196
Total	$ 10,156	$ 10,277	$ 15,196